Document and Entity Information	Jan. 07, 2020
Cover [Abstract]
Security Exchange Name	NYSE
Entity Address, State or Province	NM
Amendment Flag	false
Entity Central Index Key	0001108426
Document Type	8-K
Document Period End Date	Jan. 07, 2020
Entity Registrant Name	PNM Resources, Inc.
Entity Incorporation State Country Code	NM
Entity Address, Address Line One	414 Silver Ave. SW
Entity Address, City or Town	Albuquerque
Entity Address, Postal Zip Code	87102-3289
City Area Code	(505)
Local Phone Number	241-2700
Entity File Number	001-32462
Entity Tax Identification Number	85-0468296
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	PNM
Entity Emerging Growth Company	false